SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2015
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION

21.       SEGMENT INFORMATION

The Group is mainly engaged in operating a B2B online e-commerce platform that provides integrated services to suppliers and consumers in the catering industry throughout the PRC.

The Group's chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group's revenue and net loss are substantially derived from online direct sales. The Group does not have discrete financial information of costs and expenses in its internal reporting, and reports costs and expenses by nature as a whole. Therefore, the Group has one operating segment.

The table below is only presented at the revenue level with no allocations of direct or indirect cost and expenses. The Group primarily operates in the PRC and substantially all of the Group's long-lived assets are located in the PRC.Components of net revenue are presented in the following table:

December 31,
2015

Online direct sales	$11,477,552
Online platform services	—
Total	$11,477,552